Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Jun. 30, 2022 USD ($)
Period:
The remainder of 2022	$ 220
2023	289
2024	155
2025	93
2026	39
Total operating lease payments	796
Less: imputed interest	41
Present value of lease liabilities	$ 755